RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2023
RIGHT-OF-USE ASSETS.
RIGHT-OF-USE ASSETS

10.RIGHT-OF-USE ASSETS

The Company has lease contracts for various items of mining equipment and buildings used in its operations. Leases of rolling stocks generally have lease terms between two and three years, while buildings generally have lease terms between two and ten years.

Set below are the carrying amounts of Right-of-use assets and the movement during the years.

	Buildings	Rolling stocks	Total
	$	$	$
COST
As at January 1, 2023	3,406	71	3,477
Remeasurement of lease	(300)	—	(300)
As at December 31, 2023	3,106	71	3,177
ACCUMULATED DEPRECIATION
As at January 1, 2023	799	22	821
Depreciation	442	30	472
As at December 31, 2023	1,241	52	1,293
Net book value as at December 31, 2023	1,865	19	1,884

	Buildings	Rolling stocks	Total
	$	$	$
COST
As at January 1, 2022	2,715	164	2,879
New leases	451	—	451
End of leases	(205)	(49)	(254)
Remeasurement of lease	445	(44)	401
As at December 31, 2022	3,406	71	3,477
ACCUMULATED DEPRECIATION
As at January 1, 2022	553	72	625
Depreciation	451	43	494
End of leases	(205)	(49)	(254)
Remeasurement of lease	—	(44)	(44)
As at December 31, 2022	799	22	821
Net book value as at December 31, 2022	2,607	49	2,656

Included in the depreciation of Right-of-use assets for the year is $219 ($250 in 2022) that has been included under the Evaluation and exploration expenses and $162 ($162 in 2022) that have been included under the Battery Material Plant project expenses line in the consolidated statements of loss and comprehensive loss.